Other financial assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
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Other financial assets	£ 30,895	£ 46,145
Equity shares
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Other financial assets	360	325
Permanent TSB p.l.c.
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Amount of shares acquired	146
Vondeno Limited
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Amount of shares acquired	26
VISA
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Disposal of shares	99
UBS Equity Funds
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Disposal of shares	69
Other loans
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Other financial assets	899	566
MFVTPL
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Debt instruments held	2	6
Other financial assets	787	317
MFVTPL | Other financial institutions
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Debt instruments held	2	6
MFVTPL | Equity shares
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Other financial assets	3	13
MFVTPL | Other loans
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Other financial assets	782	298
FVOCI
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Debt instruments held	16,499	36,686
Other financial assets	16,973	37,266
FVOCI | Central and local government | UK
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Debt instruments held	802	11,938
FVOCI | Central and local government | USA
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Debt instruments held	7,175	10,086
FVOCI | Central and local government | Countries other than the US and the UK
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Debt instruments held	1,757	5,604
FVOCI | Other financial institutions
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Debt instruments held	6,765	9,058
FVOCI | Equity shares
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Other financial assets	357	312
FVOCI | Other loans
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Other financial assets	117	268
Amortised cost
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Debt instruments held	13,135	8,562
Other financial assets	13,135	8,562
Amortised cost | Central and local government | UK
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Debt instruments held	2,562	3,821
Amortised cost | Central and local government | USA
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Debt instruments held	937	156
Amortised cost | Central and local government | Countries other than the US and the UK
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Debt instruments held	54	81
Amortised cost | Other financial institutions
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Debt instruments held	9,582	4,504
Debt securities
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Debt instruments held	29,636	45,254
Debt securities | Central and local government | UK
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Debt instruments held	3,364	15,759
Debt securities | Central and local government | USA
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Debt instruments held	8,112	10,242
Debt securities | Central and local government | Countries other than the US and the UK
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Debt instruments held	1,811	5,685
Debt securities | Other financial institutions
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Debt instruments held	£ 16,349	£ 13,568